Capital and Funding - Summary of Financial Liabilities (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial liabilities [abstract]
Bank loans and overdrafts, Current	€ 525	€ 513
Bonds and other loans, Current	2,422	7,181
Finance lease creditors, Current	13	11
Derivatives, Current	126	86
Other financial liabilities, Current	149	177
Current financial liabilities	3,235	7,968
Bank loans and overdrafts, Non-current	289	479
Bonds and other loans, Non-current	20,969	15,528
Finance lease creditors, Non-current	115	120
Derivatives, Non-current	276	335
Other financial liabilities, Non-current	1
Non-current financial liabilities	21,650	16,462
Bank loans and overdrafts	814	992
Bonds and other loans	23,391	22,709
Finance lease creditors	128	131
Derivatives	402	421
Other financial liabilities	150	177
Financial liabilities	€ 24,885	€ 24,430	€ 16,595